PROFIT/(LOSS) PER SHARE (Schedule of Earnings Per ADS) (Details) - shares		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 31, 2022
Disclosure of classes of share capital [line items]
Ordinary shares					5,300,000
Basic earnings per share denominator		83,606,810	83,606,810	83,606,810
Reconciliation to weighted average earnings per share denominator:
In issue at January 1		83,606,810	83,606,810
Basic earnings per share denominator		83,606,810	83,606,810	83,606,810
American depositary share [Member]
Disclosure of classes of share capital [line items]
Ordinary shares		20,901,703	20,901,703	20,901,703
Basic earnings per share denominator		20,901,703	20,901,703	20,901,703
Reconciliation to weighted average earnings per share denominator:
In issue at January 1		24,040,602	24,040,602
Weighted average number of shares issued during the year	[1]	0	0	0
Weighted average number of treasury shares		(3,138,899)	(3,138,899)	(3,138,899)
Basic earnings per share denominator		20,901,703	20,901,703	20,901,703

[1]	The weighted average number of shares issued during the year is calculated by taking the number of shares issued multiplied by the number of days in the year each share is in issue, divided by 365 days.